TRADE ACCOUNTS RECEIVABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable, gross amount	¥ 50,443	¥ 38,894
Less: Loss allowance for ECLs	(4,079)	(4,033)
Trade accounts receivable, net	46,364	34,861
Sinopec Group Company and fellow subsidiaries
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable, gross amount	7,261	2,199
Associates and joint ventures
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable, gross amount	4,240	6,536
Third parties
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable, gross amount	¥ 38,942	¥ 30,159